Davis New York Venture Fund
(portfolio of Davis New York Venture Fund, Inc.)
October 31, 2025
The Equity Specialists

DAVIS NEW YORK VENTURE FUND
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.79%)
COMMUNICATION SERVICES – (11.29%)
Media & Entertainment – (11.29%)
Alphabet Inc., Class A	968,626	$272,367,945
Angi Inc., Class A *	591,174	7,844,879
ASAC II L.P. *(a)(b)(c)	4,156,451	4,289,458
IAC Inc. *	1,125,830	36,274,242
Meta Platforms, Inc., Class A	551,028	357,259,004
Pinterest, Inc., Class A *	2,787,000	92,249,700
Total Communication Services		770,285,228
CONSUMER DISCRETIONARY – (12.83%)
Consumer Discretionary Distribution & Retail – (6.73%)
Amazon.com, Inc. *	1,035,579	252,909,103
Naspers Ltd. - N (South Africa)	311,145	21,895,097
Prosus N.V., Class N (Netherlands)	2,673,416	184,675,081
		459,479,281
Consumer Services – (6.10%)
MGM Resorts International *	8,204,840	262,801,025
Restaurant Brands International Inc. (Canada)	1,077,600	70,787,544
Trip.com Group Ltd., ADR (China)	1,167,300	82,469,745
		416,058,314
Total Consumer Discretionary		875,537,595
CONSUMER STAPLES – (3.23%)
Food, Beverage & Tobacco – (3.23%)
Darling Ingredients Inc. *	987,049	31,634,921
Tyson Foods, Inc., Class A	3,666,401	188,489,675
Total Consumer Staples		220,124,596
ENERGY – (5.88%)
ConocoPhillips	598,160	53,152,498
Coterra Energy Inc.	8,793,233	208,047,893
Tourmaline Oil Corp. (Canada)	3,185,980	140,132,691
Total Energy		401,333,082
FINANCIALS – (32.96%)
Banks – (11.33%)
Danske Bank A/S (Denmark)	7,009,527	312,991,482
U.S. Bancorp	6,507,680	303,778,502
Wells Fargo & Co.	1,795,428	156,148,373
		772,918,357
Financial Services – (14.24%)
Capital Markets – (1.54%)
Julius Baer Group Ltd. (Switzerland)	1,562,940	105,264,179
Consumer Finance – (8.39%)
Capital One Financial Corp.	2,601,999	572,413,760
Financial Services – (4.31%)
Berkshire Hathaway Inc., Class A *	411	294,169,140
		971,847,079
Insurance – (7.39%)
Life & Health Insurance – (3.81%)
AIA Group Ltd. (Hong Kong)	9,068,390	88,051,686
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	23,747,300	171,598,007
		259,649,693
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (3.58%)
Chubb Ltd.	379,170	$105,007,340
Markel Group Inc. *	70,672	139,543,984
		244,551,324
		504,201,017
Total Financials		2,248,966,453
HEALTH CARE – (12.72%)
Health Care Equipment & Services – (9.63%)
Cigna Group	186,379	45,552,891
CVS Health Corp.	3,822,990	298,766,669
Quest Diagnostics Inc.	360,020	63,345,519
Solventum Corp. *	1,586,440	109,527,818
UnitedHealth Group Inc.	410,500	140,210,380
		657,403,277
Pharmaceuticals, Biotechnology & Life Sciences – (3.09%)
Viatris Inc.	20,344,401	210,767,994
Total Health Care		868,171,271
INDUSTRIALS – (4.51%)
Capital Goods – (2.24%)
AGCO Corp.	660,776	68,165,652
Orascom Construction PLC (United Arab Emirates)	1,446,001	14,424,775
Owens Corning	550,921	70,137,752
		152,728,179
Transportation – (2.27%)
DiDi Global Inc., Class A, ADS (China) *	24,056,988	154,927,003
Total Industrials		307,655,182
INFORMATION TECHNOLOGY – (12.90%)
Semiconductors & Semiconductor Equipment – (8.81%)
Applied Materials, Inc.	1,919,512	447,438,247
Texas Instruments Inc.	953,962	154,026,705
		601,464,952
Technology Hardware & Equipment – (4.09%)
Samsung Electronics Co., Ltd. (South Korea)	3,694,690	278,771,135
Total Information Technology		880,236,087
MATERIALS – (2.47%)
OCI N.V. (Netherlands)	1,822,154	7,149,441
Teck Resources Ltd., Class B (Canada)	3,761,002	161,422,206
Total Materials		168,571,647
TOTAL COMMON STOCK – (Identified cost $4,173,186,849)		6,740,881,141

DAVIS NEW YORK VENTURE FUND
Schedule of Investments - (Continued)
October 31, 2025 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (1.16%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.15%, 11/03/25 (d)	$21,312,000	$21,312,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.18%, 11/03/25 (e)	57,900,000	57,900,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $79,212,000)		79,212,000
Total Investments – (99.95%) – (Identified cost $4,252,398,849)		6,820,093,141
Other Assets Less Liabilities – (0.05%)		3,141,340
Net Assets – (100.00%)		$6,823,234,481

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $4,289,458 or 0.06% of the Fund's net assets as of October 31, 2025.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 10/31/25, repurchase value of $21,319,370 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.00%, 09/01/36-09/01/62, total fair value $21,738,240).
(e)
Dated 10/31/25, repurchase value of $57,920,169 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 11/15/25-05/15/64, total fair value $59,058,000).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments
October 31, 2025 (Unaudited)
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
October 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$765,995,770	$–	$4,289,458	$770,285,228
Consumer Discretionary	875,537,595	–	–	875,537,595
Consumer Staples	220,124,596	–	–	220,124,596
Energy	401,333,082	–	–	401,333,082
Financials	2,248,966,453	–	–	2,248,966,453
Health Care	868,171,271	–	–	868,171,271
Industrials	307,655,182	–	–	307,655,182
Information Technology	880,236,087	–	–	880,236,087
Materials	168,571,647	–	–	168,571,647
Short-Term Investments	–	79,212,000	–	79,212,000
Total Investments	$6,736,591,683	$79,212,000	$4,289,458	$6,820,093,141
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2025 was $115,965. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at August 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at October 31, 2025
Investments in Securities:
Common Stock	$4,173,493	$–	$–	$115,965	$–	$–	$–	$4,289,458
Total Level 3	$4,173,493	$–	$–	$115,965	$–	$–	$–	$4,289,458

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
October 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at October 31, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$4,289,458	Income Approach / Discounted Cash Flow	Annualized Yield	4.652%	Decrease
Total Level 3	$4,289,458
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At October 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,280,526,138

Unrealized appreciation	2,935,936,459
Unrealized depreciation	(396,369,456)
Net unrealized appreciation	$2,539,567,003